NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

Notes payable at March 31, 2017, consist of a note payable for insurance premium financing on one of the Company’s insurance policies. The note commenced on May 3, 2016, has an annual interest rate of 7.99% and consists of 11 monthly payments of principal and interest of $4,358 per month commencing on June 3, 2016 and ending on April 3, 2017.

Notes payable at December 31, 2016, consist of two notes payable for insurance premium financing on two of the Company’s insurance policies. The first note commenced on April 28, 2016, has an annual interest rate of 8.75% and consists of 11 monthly payments of principal and interest of $7,456 per month commencing on May 28, 2016 and ending on March 28, 2017. The second note commenced on May 3, 2016, has an annual interest rate of 7.99% and consists of 11 monthly payments of principal and interest of $4,358 per month commencing on June 3, 2016 and ending on April 3, 2017.

NOTE 4 – NOTES PAYABLE

Notes payable at December 31, 2016, consist of two notes payable for insurance premium financing on two of the Company’s insurance policies. The first note commenced on April 28, 2016, has an annual interest rate of 8.75% and consists of 11 monthly payments of principal and interest of $7,456 per month commencing on May 28, 2016 and ending on March 28, 2017. The second note commenced on May 3, 2016, has an annual interest rate of 7.99% and consists of 11 monthly payments of principal and interest of $4,358 per month commencing on June 3, 2016 and ending on April 3, 2017.

Notes payable at December 31, 2015, consist of two notes payable for insurance premium financing on two of the Company’s insurance policies. The first note commenced on April 28, 2015, has an annual interest rate of 7.50% and consists of 11 monthly payments of principal and interest of $7,566 per month commencing on May 28, 2015 and ending on March 28, 2016. The second note commenced on May 3, 2015, has an annual interest rate of 7.99% and consists of 11 monthly payments of principal and interest of $4,396 per month commencing on June 3, 2015 and ending on April 3, 2016.